Schedule of detailed information about biological assets (Details) $ in Thousands	12 Months Ended
	Jul. 31, 2019 CAD ($) CAD_per_Driedgram Gram	Jul. 31, 2018 CAD ($) CAD_per_Driedgram Gram
Obtained through actual retail prices on a per strain basis
Average selling price input values per dried gram | CAD_per_Driedgram		4.66
Sensitivity analysis, impact of variance on selling price to valuation	$ 480	$ 329
Average selling price sensitivity analysis, variance used	5.00%	5.00%
Obtained through historical harvest cycle results on a per strain basis
Sensitivity analysis, impact of variance on average yield per plant to valuation	$ 344
Yield per plant sensitivity analysis, variance used	5.00%	5.00%
Obtained through the estimates of stage of completion within the harvest cycle
Average stage of completion within harvest cycle	29.00%	32.00%
Sensitivity analysis, impact of variance on average stage of growth per plant to valuation	$ 1,148	$ 320
Stage of growth sensitivity analysis, variance used	5.00%	5.00%
Obtained through the estimates of wastage within the cultivation and production cycle
Sensitivity analysis impact of variance on wastage expectation result in change in valuation	$ 302
Wastage sensitivity analysis variance used	5.00%	5.00%
Minimum
Obtained through actual retail prices on a per strain basis
Average selling price input values per dried gram | CAD_per_Driedgram	4.23
Obtained through historical harvest cycle results on a per strain basis
Average yield per plant | Gram	15	50
Obtained through the estimates of wastage within the cultivation and production cycle
Wastage dependent upon the stage within the harvest cycle	0.00%	0.00%
Maximum
Obtained through actual retail prices on a per strain basis
Average selling price input values per dried gram | CAD_per_Driedgram	5.01
Obtained through historical harvest cycle results on a per strain basis
Average yield per plant | Gram	123	235
Obtained through the estimates of wastage within the cultivation and production cycle
Wastage dependent upon the stage within the harvest cycle	30.00%	30.00%